Related Party Transactions - Summary of Information About Key Management Personnel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Short-term employee benefits	€ 3,320	€ 2,218	€ 1,425
Employee share-based compensation	4,680	4,876	3,751
Total	€ 8,000	€ 7,094	€ 5,176